Earnings (Loss) Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Earnings (Loss) Per Share [Abstract]
Net income (loss) attributable to Stratasys Ltd. - for the computation of basic and diluted net income (loss) per share	$ 4,087	$ (15,536)
Weighted average shares - denominator for basic net income (loss) per share	49,273	38,494
Additional shares from the assumed exercise of employee stock options and unvested RSUs	1,312
Held back issuable shares in connection with MakerBot acquisition	655
Denominator for diluted income (loss) per share	51,240	38,494
Net income (loss) per share attributable to Stratasys Ltd.
Basic	$ 0.08	$ (0.40)
Diluted	$ 0.08	$ (0.40)
Ordinary shares not used in diluted calculation	160	3,050